Share-Based Compensation - Summary of Stock Option Plans (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Share Options [Abstract]
Number of shares subject to option, Outstanding, beginning of year	19,470,014	19,153,275	20,909,835
Number of shares subject to option, Granted	1,482,829	3,099,913	3,474,900
Number of shares subject to option, Exercised	(22,100)	(2,329,600)	(4,803,560)
Number of shares subject to option, Forfeited or cancelled	(1,221,314)	(453,574)	(427,900)
Number of shares subject to option, Expired	(2,538,775)
Number of shares subject to option, Outstanding, end of year	17,170,654	19,470,014	19,153,275
Weighted average exercise price, Outstanding, beginning of year	$ 31.15	$ 30.97	$ 28.01
Weighted average exercise price, Granted	18.71	16.20	32.41
Weighted average exercise price, Exercised	(17.78)	(11.09)	(10.95)
Weighted average exercise price, Forfeited or cancelled	(34.55)	(33.99)	(43.14)
Weighted average exercise price, Expired	(20.06)
Weighted average exercise price, Outstanding, end of year	$ 32.24	$ 31.15	$ 30.97